UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          March 31, 2005

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL                May 10, 2005
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          22
Form 13F Information Table Value Total:    $ 245495
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ALTRIA GROUP INC              COMM             02209S103     14151    216411 SH        SOLE                   216411
AMERICAN GREETINGS CORP CL A  COMM             026375105     12635    495897 SH        SOLE                   495897
APACHE CORP                   COMM             037411105     13175    215172 SH        SOLE                   215172
BLACK & DECKER CORP           COMM             091797100     13330    168750 SH        SOLE                   168750
BRUNSWICK CORP                COMM             117043109      9501    202793 SH        SOLE                   202793
CLOROX CO                     COMM             189054109     13109    208115 SH        SOLE                   208115
COOPER INDUSTRIES INC-W/RTS T COMM             G24182100     11675    163235 SH        SOLE                   163235
ELECTRONIC DATA SYSTEMS CORP  COMM             285661104      9004    435605 SH        SOLE                   435605
FORTUNE BRANDS INC            COMM             349631101     11827    146677 SH        SOLE                   146677
JOY GLOBAL INC                COMM             481165108     12766    364114 SH        SOLE                   364114
MASCO CORP                    COMM             574599106     11280    325348 SH        SOLE                   325348
MATTEL INC                    COMM             577081102     12885    603491 SH        SOLE                   603491
MAYTAG CORP                   COMM             578592107      5680    406587 SH        SOLE                   406587
MERCK & CO INC                COMM             589331107     12061    372597 SH        SOLE                   372597
NEWELL RUBBERMAID INC         COMM             651229106      7638    348122 SH        SOLE                   348122
NORFOLK SOUTHERN CORP         COMM             655844108     14887    401801 SH        SOLE                   401801
PACIFICARE HEALTH SYSTEMS INC COMM             695112102     12273    215618 SH        SOLE                   215618
PFIZER INC                    COMM             717081103     10662    405875 SH        SOLE                   405875
PHELPS DODGE CORP             COMM             717265102     10520    103411 SH        SOLE                   103411
POLYONE CORP                  COMM             73179P106      5384    606252 SH        SOLE                   606252
TRINITY INDS INC              COMM             896522109     11221    398325 SH        SOLE                   398325
TYCO INTERNATIONAL LTD NEW    COMM             902124106      9834    290937 SH        SOLE                   290937